ORDINARY SHARES (Details) - Class A ordinary shares [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
ORDINARY SHARES [Line Items]
Total consideration given for repurchase of ordinary shares	$ 10,292	$ 87,323	$ 55,574
Ordinary shares [Member]
ORDINARY SHARES [Line Items]
Shares repurchased	10,912,110	80,728,137	56,635,569